Interests in joint operations	12 Months Ended
Jun. 30, 2024
Investments accounted for using equity method [abstract]
Interests in joint operations
32 Interests in joint operations
Significant joint operations of the Group are those with the most significant contributions to the Group’s net profit or net assets. The Group’s interest in the joint operations results are listed in the table below. For a list of the Group’s investments in joint operations, refer to Exhibit 8.1 – List of Subsidiaries.

			Group’s interest
Significant joint operations	Country of operation	Principal activity	2024%	2023%
Mt Goldsworthy 1	Australia	Iron ore mining	85	85
Mt Newman 1	Australia	Iron ore mining	85	85
Yandi 1	Australia	Iron ore mining	85	85
Central Queensland Coal Associates	Australia	Coal mining	50	50

1
These contractual arrangements are controlled by the Group and do not meet the definition of joint operations. However, as they are formed by contractual arrangement and are not entities, the Group recognises its share of assets, liabilities, revenue and expenses arising from these arrangements.

Assets held in joint operations subject to significant restrictions are as follows:

	Group’s share
	2024	2023
	US$M	US$M
Current assets	1,928	1,561
Non-current assets	25,307	26,370

Total assets 1	27,235	27,931

1
While the Group is unrestricted in its ability to sell a share of its interest in these joint operations, it does not have the right to sell individual assets that are used in these joint operations without the unanimous consent of the other participants. The assets in these joint operations are also restricted to the extent that they are only available to be used by the joint operation itself and not by other operations of the Group.